EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Contributions for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2019	2018	2017
(millions of Canadian $)

DB Plans	122	103	163
Other post-retirement benefit plans	22	23	7
Savings and DC Plans	61	59	42
	205	185	212

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status at December 31 is comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2019	2018	2019	2018

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,653	3,646	430	375
Service cost	126	121	5	4
Interest cost	142	134	17	14
Employee contributions	5	5	—	—
Benefits paid	(213)	(177)	(24)	(23)
Actuarial loss/(gain)	394	(92)	13	43
Settlement	—	(71)	—	—
Foreign exchange rate changes	(49)	87	(14)	17
Benefit obligation – end of year	4,058	3,653	427	430
Change in Plan Assets
Plan assets at fair value – beginning of year	3,321	3,451	376	365
Actual return on plan assets	505	(73)	52	(15)
Employer contributions[2]	122	103	22	23
Employee contributions	5	5	—	—
Benefits paid	(212)	(176)	(24)	(27)
Settlement	—	(71)	—	—
Foreign exchange rate changes	(48)	82	(20)	30
Plan assets at fair value – end of year	3,693	3,321	406	376
Funded Status – Plan Deficit	(365)	(332)	(21)	(54)

1
The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

2
Excludes a $12 million letter of credit provided to the Canadian DB Plan for funding purposes (2018 – $17 million).

Schedule of Amounts Recognized in the Balance Sheet for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2019	2018	2019	2018

Intangible and other assets (Note 13)	—	—	162	192
Accounts payable and other	—	(1)	(8)	(8)
Other long-term liabilities (Note 16)	(365)	(331)	(175)	(238)
	(365)	(332)	(21)	(54)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2019	2018	2019	2018

Projected benefit obligation[1]	(4,058)	(3,653)	(182)	(246)
Plan assets at fair value	3,693	3,321	—	—
Funded Status – Plan Deficit	(365)	(332)	(182)	(246)

1
The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31	2019	2018
(millions of Canadian $)

Accumulated benefit obligation	(3,719)	(3,347)
Plan assets at fair value	3,693	3,321
Funded Status – Plan Deficit	(26)	(26)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for Plans Not Fully Funded
Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31	2019	2018
(millions of Canadian $)

Accumulated benefit obligation	(2,397)	(3,347)
Plan assets at fair value	2,351	3,321
Funded Status – Plan Deficit	(46)	(26)

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

	Percentage of Plan Assets		Target Allocations
at December 31	2019	2018	2019

Debt securities	32%	33%	25% to 45%
Equity securities	58%	56%	40% to 70%
Alternatives	10%	11%	5% to 15%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2019	2018	2019	2018

Debt securities	9	8	0.2%	0.3%
Equity securities	15	7	0.4%	0.2%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For additional information on the fair value hierarchy, refer to Note 25, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

Asset Category
Cash and Cash Equivalents	58	48	—	—	—	—	58	48	1	1
Equity Securities:
Canadian	402	355	189	138	—	—	591	493	14	13
U.S.	523	460	156	116	—	—	679	576	17	16
International	46	40	320	281	—	—	366	321	9	9
Global	136	116	297	268	—	—	433	384	11	10
Emerging	8	8	126	138	—	—	134	146	3	4
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	198	186	—	—	198	186	5	5
Provincial	—	—	246	198	—	—	246	198	6	5
Municipal	—	—	12	8	—	—	12	8	—	1
Corporate	—	—	125	112	—	—	125	112	3	3
U.S. Bonds:
Federal	421	350	7	—	—	—	428	350	11	9
State	—	—	—	—	—	—	—	—	—	—
Municipal	—	—	1	—	—	—	1	—	—	—
Corporate	67	145	120	51	—	—	187	196	5	5
International:
Government	7	6	4	4	—	—	11	10	—	1
Corporate	—	19	52	18	—	—	52	37	1	1
Mortgage backed	46	128	7	—	—	—	53	128	1	3
Other Investments:
Real estate	—	—	—	—	196	196	196	196	5	5
Infrastructure	—	—	—	—	181	163	181	163	4	4
Private equity funds	—	—	—	—	2	3	2	3	—	1
Funds held on deposit	146	142	—	—	—	—	146	142	4	4
	1,860	1,817	1,860	1,518	379	362	4,099	3,697	100	100

Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2017	216
Purchases and sales	127
Realized and unrealized gains	19
Balance at December 31, 2018	362
Purchases and sales	35
Realized and unrealized losses	(18)
Balance at December 31, 2019	379

Schedule of Estimated Future Benefit Payments
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post- Retirement Benefits

2020	195	25
2021	199	25
2022	203	24
2023	207	24
2024	209	24
2025 to 2029	1,084	117

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2019	2018	2019	2018

Discount rate	3.20%	3.90%	3.35%	4.10%
Rate of compensation increase	3.00%	3.00%	—	—

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2019	2018	2017	2019	2018	2017

Discount rate	3.90%	3.60%	3.95%	4.10%	3.70%	4.15%
Expected long-term rate of return on plan assets	6.60%	6.70%	6.50%	4.30%	4.00%	6.05%
Rate of compensation increase	3.00%	3.00%	1.20%	—	—	—

Schedule of Effects of a 1% Change in Assumed Health Care Cost Trend Rates
A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian $)	Increase	Decrease

Effect on total of service and interest cost components	2	(2)
Effect on post-retirement benefit obligation	31	(25)

Schedule of Net Benefit Costs
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans is as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2019	2018	2017	2019	2018	2017

Service cost[1]	126	121	108	5	4	4
Other components of net benefit cost[1]
Interest cost	142	134	122	17	14	14
Expected return on plan assets	(222)	(221)	(178)	(15)	(16)	(21)
Amortization of actuarial loss	12	15	14	2	1	1
Amortization of regulatory asset	14	18	37	2	—	1
Settlement charge – regulatory asset	—	—	2	—	—	—
Settlement charge – AOCI	—	4	2	—	—	—
	(54)	(50)	(1)	6	(1)	(5)
Net Benefit Cost Recognized	72	71	107	11	3	(1)

1
Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

	2019		2018		2017
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)
Net loss	398	20	364	53	273	11

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

	2019		2018		2017
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to net income	(12)	(2)	(15)	(1)	(18)	(1)
Curtailment	—	—	—	—	(14)	(2)
Settlement	—	—	(4)	—	(11)	—
Funded status adjustment	52	(37)	110	43	46	(7)
	40	(39)	91	42	3	(10)